Financial Instruments and Risk Management	12 Months Ended
Dec. 31, 2025
Financial Instruments and Risk Management [Abstract]
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

NOTE 17 – FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

Set out below are categories of financial instruments and fair value measurements as of December 31, 2025 and 2024:

	December 31,	December 31,
	2025	2024
Financial assets at fair value
Cash	€493,129	€2,384,625

Financial assets at amortized cost
Accounts receivable and other receivables	€1,739,775	€2,926,132
Amount due from related parties	€10,443,887	€246,220

Financial liabilities at amortized cost
Accounts payable and accrued liabilities	€12,647,530	€2,910,818
Amount due to related parties	€2,929,117	€1,792,045
Lease liabilities	€22,262	€36,325
Bank loans	€4,510,831	€4,369,949
Debt bond	€2,314,057	€865,882

Liquidity risk

Liquidity risk is the risk that the Company will not have sufficient cash resources to meet its financial obligations as they come due in the normal course of business. Liquidity risk also includes the risk of not being able to liquidate assets in a timely manner at a reasonable price. Difficulty accessing the capital markets could impair the Company’s capacity to grow, execute its business model and generate financial returns. The Company manages its liquidity risk by monitoring its operating requirements to ensure financial resources are available, actively monitoring market conditions and by diversifying its sources of funding and maintaining a diversified maturity profile of its debt obligations.

Credit risk

Credit risk is the risk that one party to a financial instrument will cause a financial loss for the other party by failing to discharge an obligation. The Company’s main credit risk relates to its cash and accounts receivable. The Company’s credit risk is reduced by a broad customer base and a review of customer credit profiles.

The Company’s maximum exposure to credit risk corresponds to the carrying amount for all cash and accounts receivable. Cash is held with prominent financial institutions. Accounts receivable are held with vendors in which the Company has a historically strong relationship with or related to VAT receivable.

The Company mitigates credit risk associated with its trade receivables through established credit approvals, limits and a regular monitoring process. The Company generally considers the credit quality of its financial assets that are neither past due nor impaired to be solid. Credit risk is further mitigated due to the large number of customers and their dispersion across geographic areas.

For the year ended December 31, 2025 and 2024, there were one and two customers who accounted for greater than 10% of the Company’s revenue, which represented 49% and 12% of the Company’s revenue, respectively. For the year ended December 31, 2023, there were no customers who accounted for greater than 10% of the Company’s revenue.

Market risk

Market risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market prices. Market risk comprises three types of risk: currency risk, interest rate risk and other price risk.

Currency risk

Currency risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in foreign exchange rates. The Company is not exposed to significant currency risk.

 Interest risk

Interest rate risk is the risk that the fair value of future cash flows of a financial instrument will fluctuate because of changes in market interest rates. The Company is exposed to interest rate risk on its lines of credit due to fluctuations in interest rates. The Company’s bank loans and leases have fixed rates of interest resulting in limited interest rate fair value risk for the Company. The Company manages interest rate risk by negotiating financing terms in individual arrangements that are most advantageous, considering all relevant factors including credit margin, term and basis. The risk management objective is to minimize the potential for changes in interest rates to cause adverse changes in cash flows to the Company.

Other price risk

Other price risk is the risk that the fair value of future cash flows of a financial instrument will fluctuate because of changes in market prices (other than those arising from interest rate risk or currency risk), whether those changes are caused by factors specific to the individual financial instrument or its issuer, or factors affecting all similar financial instruments traded in the market. The Company is not exposed to other price risk.

Legal risk

On April 2025, Boustead Securities, LLC (“Boustead”) initiated an arbitration proceeding against Turbo Energy, S.L. (“Turbo Energy” or the “Company”) before the Financial Industry Regulatory Authority (“FINRA”), Case No. 25-01072. The arbitration arises from Boustead’s prior role as placement agent and underwriter in connection with the Company’s initial public offering. Boustead’s claims seek recovery of approximately $216,000 in cash fees and warrants for more than 96,000 shares of the Company, which Boustead alleges are due pursuant to a right of first refusal provision contained in the parties’ March 7, 2022 Engagement Agreement.

On August 7, 2025, Turbo Energy filed its Answer and asserted counterclaims against Boustead, alleging, among other things, breach of contract, negligent misrepresentation, and fraud, and seeking damages and other relief. Turbo Energy’s counterclaims arise from disputes concerning the calculation and payment of certain expenses and the scope and enforceability of Boustead’s right of first refusal. On August 27, 2025, Boustead filed its response denying all allegations in Turbo’s counterclaims and asserting affirmative defenses.

On September 18, 2025, the FINRA arbitration panel issued an order denying Boustead’s motion to change the hearing location. The arbitration proceedings remain ongoing. The Company intends to vigorously pursue its counterclaims and defend against all claims asserted by Boustead. At this stage, the Company cannot predict the outcome of the arbitration or estimate any potential loss or recovery.

Capital management

The Company’s capital consists of share capital and reserve. The Company’s capital management is designed to ensure that it has sufficient financial flexibility both in the short and long-term to support its financial obligations and the future development of the business.

The Company manages its capital with the following objectives:

(i)	Ensuring sufficient liquidity is available to support its financial obligations and to execute its operating strategic plans;

(ii)	Maintaining financial capacity and flexibility through access to capital to support future development of the business;

(iii)	Minimizing its cost of capital and considering current and future industry, market and economic risks and conditions; and

(iv)	Utilizing short-term funding sources to manage its working capital requirements and long- term funding sources to match the long-term nature of the property, plant and equipment of the business.

There were no changes to the Company’s approach to capital management during the years ended December 31, 2025 and 2024. The Company is not subject to externally imposed capital requirements.